BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 37,500	$ 77,067
Patents, accumulated amortization	$ 239,581	$ 203,768
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized	75,000,000	75,000,000
Common stock, issued	40,932,911	40,731,529
Common stock, outstanding	38,195,680	37,994,298
Treasury stock	2,737,231	2,737,231